Pensions and Post Retirement Benefits - Pension and Post Retirement Expenses Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Employee benefits	$ 412.8	$ 319.0
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Defined benefit plan expense	26.8	17.3
Defined contribution pension plan expense	50.3	45.6
Employee benefits	86.8	73.2
Post retirement benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plan expense	$ 9.7	$ 10.3